Combined Earnings Per Share - Summary of Computation of Earnings Per Share (Detail) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings per share [Line Items]
Basic earnings per share	€ 2.16	€ 1.83	€ 1.73
Diluted earnings per share	2.15	1.82	1.72
Underlying earnings per share	€ 2.24	€ 2.03	€ 1.93
Less treasury shares held by employee share trusts and companies	(223.3)	(184.7)	(184.8)
Combined average number of share units	2,801.6	2,840.2	2,840.1
Add dilutive effect of share-based compensation plans	12.4	13.7	15.3
Diluted combined average number of share units - used for diluted and underlying earnings per share	2,814.0	2,853.9	2,855.4
Net profit	€ 6,486	€ 5,547	€ 5,259
Non-controlling interests	(433)	(363)	(350)
Net profit attributable to shareholders' equity - used for basic and diluted earnings per share	6,053	5,184	4,909
Post tax impact of non-underlying items	262	601	605
Underlying profit attributable to shareholders' equity - used for underlying earnings per share	€ 6,315	€ 5,785	€ 5,514
Unilever N.V. [member]
Earnings per share [Line Items]
Combined average number of share units	1,714.7	1,714.7	1,714.7
Unilever PLC [member]
Earnings per share [Line Items]
Combined average number of share units	1,310.2	1,310.2	1,310.2